NONVESTED SHARES (Tables)	12 Months Ended
Dec. 31, 2013
NONVESTED SHARES
Summary of information regarding the nonvested shares granted and vested

		Weighted average
		grant date
	Number of Shares	fair value

Outstanding at January 1, 2013	1,054,778	$4.46
Granted	711,571	$4.75
Forfeited	(3,750)	$4.75
Vested	(767,397)	$4.50
Outstanding at December 31, 2013	995,202	$4.52

Schedule of share-based compensation expenses
	Year ended December 31,
	2011	2012	2013

Fulfillment	$13	$10	$9
Selling and marketing	90	117	134
General and administrative	1,990	2,568	4,175
Total	$2,093	$2,695	$4,318